UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07763

THE MASTERS’ SELECT FUNDS TRUST

(Exact name of registrant as specified in charter)

4 Orinda Way, Suite 230-D, Orinda, California 94563

(Address of principal executive offices) (Zip code)

Kenneth E. Gregory
4 Orinda Way, Suite 230-D
Orinda, CA 94563

(Name and address of agent for service)

Copies to:

Julie Allecta, Esq.
Paul, Hastings, Janofsky & Walker, LLP
55 Second Street, 24th Floor
San Francisco, California 94105

(925) 254-8999

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: March 31, 2005

Item 1. Schedule of Investments.

Masters' Select Equity Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2005 (Unaudited)

Shares		Value
COMMON STOCKS: 95.0%

Consumer Discretionary: 30.9%
78,600	Aeropostale, Inc.*	$2,574,150
883,300	Amazon.Com, Inc.*	30,270,691
65,900	Apollo Group, Inc.*	4,880,554
125,000	Bebe Stores, Inc.*	4,243,750
33,967	Comcast Corp. - Class A*	1,147,405
680,000	Comcast Corp. - Special Class A*	22,712,000
308,500	Conn's, Inc.*	5,799,800
1,108,000	DIRECTV Group, Inc. (The)	15,977,360
458,000	Disney (Walt) Co.	13,158,340
525,000	Eastman Kodak Co.	17,088,750
386,000	eBay, Inc.*	14,382,360
325,000	Emmis Communications Corp. - Class A*	6,246,500
985,000	Gemstar - TV Guide International, Inc.*	4,284,750
441,000	General Motors Corp.	12,960,990
350,000	Home Depot, Inc. (The)	13,384,000
875,000	IAC/InterActiveCorp*	19,486,250
140,400	Jarden Corp.*	6,441,552
527,000	Koninklijk (Royal) Philips Electronics NV	14,503,040
247,000	Nautilus Group, Inc.	5,868,720
80,600	Pixar, Inc.*	7,862,530
105,000	Starbucks Corp.*	5,424,300
425,000	Vivendi Universal SA	13,005,000
394,800	XM Satellite Radio Holdings, Inc. - Class A*	12,436,200
		254,138,992
Consumer Staples: 2.9%
206,000	Altria Group, Inc.	13,470,340
135,000	Costco Wholesale Corp.	5,964,300
148,800	Heineken Holding NV - Class A	4,598,149
		24,032,789
Energy: 4.7%
440,000	EOG Resources, Inc.	21,445,600
150,000	GlobalSantaFe Corp.	5,556,000
95,000	Houston Exploration Co. (The)*	5,410,250
385,000	KCS Energy, Inc.*	5,913,600
		38,325,450

Masters' Select Equity Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2005 (Unaudited)

Shares	Value
Finance: 23.0%
283,200	American Express Co.	$14,547,984
279,900	American International Group, Inc.	15,509,259
485,000	Aon Corp.	11,077,400
154	Berkshire Hathaway, Inc. - Class A*	13,398,000
225,000	Capital One Financial Corp.	16,823,250
190,400	Citigroup, Inc.	8,556,576
151,700	Commerce Bancorp, Inc.	4,925,699
305,000	Conseco, Inc.*	6,228,100
60,500	Fairfax Financial Holdings Ltd.	9,044,750
482,323	HSBC Holdings Plc	7,623,954
696,600	JPMorgan Chase & Co.	24,102,360
21,100	Julius Baer Holding AG - Class B	7,320,138
215,000	MGIC Investment Corp.	13,259,050
183,400	Progressive Corp.	16,828,784
150,000	Transatlantic Holdings, Inc.	9,933,000
250,000	Washington Mutual, Inc.	9,875,000
		189,053,304
Healthcare, Pharmaceuticals & Biotechnology: 2.1%
144,700	Genentech, Inc.*	8,191,467
200,000	Priority Healthcare Corp. - Class B*	4,326,000
90,000	ResMed, Inc.*	5,076,000
		17,593,467
Industrials: 14.8%
105,000	Arkansas Best Corp.	3,966,900
146,100	Armor Holdings, Inc.*	5,418,849
159,000	FedEx Corp.	14,938,050
189,000	Lincoln Electric Holdings, Inc.	5,685,120
210,000	Navigant Consulting, Inc.*	5,718,300
140,000	Pentair, Inc.	5,460,000
440,000	Republic Services, Inc.	14,731,200
215,000	Timken Co.	5,878,100
1,130,000	Tyco International Ltd.	38,194,000
514,000	Waste Management, Inc.	14,828,900
115,000	Yellow Roadway Corp.*	6,732,100
		121,551,519
Materials: 2.6%
121,300	Arch Coal, Inc.	5,217,113
107,000	Cemex SA de CV	3,878,750
236,200	Sealed Air Corp.*	12,268,228
		21,364,091

Masters' Select Equity Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2005 (Unaudited)

Shares	Value
Technology: 13.0%
9,900	Computer Programs & Systems, Inc.	$277,992
189,100	Dell, Inc.*	7,265,222
455,000	Digitas, Inc.*	4,595,500
320,000	Emulex Corp.*	6,028,800
85,000	Global Payments, Inc.	5,481,650
125,000	Icon Plc*	4,690,000
188,200	Maxim Integrated Products, Inc.	7,691,734
405,000	Mentor Graphics Corp.*	5,548,500
533,400	Network Appliance, Inc.*	14,753,844
730,000	Powerwave Technologies, Inc.*	5,650,200
320,200	QUALCOMM, Inc.	11,735,330
170,100	Symantec Corp.*	3,628,233
320,000	Wilson Greatbatch Technologies, Inc.	5,836,800
249,000	Xilinx, Inc.	7,278,270
484,900	Yahoo!, Inc.*	16,438,110
		106,900,185
Telecommunications: 1.0%
300,000	Cincinnati Bell, Inc.*	1,275,000
3,300,000	Level 3 Communications, Inc.*	6,798,000
		8,073,000

Total Common Stocks
(cost $648,831,757)		781,032,797

Principal Amount		Value
SHORT-TERM INVESTMENT: 3.9%

$32,297,000	State Street Bank & Trust Co., 0.67%, 12/31/04, due 01/03/05 [collateral: $43,760,000, US Treasury Notes, 7.125%, due 02/15/23, value $56,833,300] (proceeds $55,712,874), 1.500%, 04/01/2005	$32,297,000

Total Short-Term Investment
(cost $32,297,000)		32,297,000

Total Investments in Securities
(cost $681,128,757+): 98.9%		813,329,797
Other Assets less Liabilities: 1.1%		9,239,362
Net Assets: 100.0%		$822,569,159

*	Non-income producing security.
+	At March 31, 2005, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:
	Cost of investments for tax purposes	$681,841,141
	Gross tax unrealized appreciation	$169,361,529
	Gross tax unrealized depreciation	(37,872,873)
	Net tax unrealized appreciation	$131,488,656

Masters' Select International Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2005 (Unaudited)

Shares		Value
COMMON STOCKS: 94.6%

Australia: 2.8%
1,155,100	Australia & New Zealand Banking Group Ltd.	$18,405,479
6,265,000	Baycorp Advantage Ltd.	14,523,832
		32,929,311
Austria: 1.0%
217,191	Erste Bank Der Oesterreichischen Sparkassen	11,364,267

Bahamas: 0.6%
121,163	Kerzner International Limited	7,418,810

Bermuda: 1.1%
365,000	Guoco Group Limited	3,673,751
5,878,000	Shangri-La Asia Limited	8,516,383
		12,190,134
Brazil: 3.5%
500,000	Empresa Brasileira de Aeronautica SA	15,650,000
561,200	Petroleo Brasileiro SA	24,793,816
		40,443,816
Canada: 11.2%
778,700	EnCana Corp.	54,994,702
510,800	Precision Drilling Corp.*	38,136,328
220,500	Research In Motion Ltd.	16,850,610
922,400	Shaw Communications, Inc. - Class B	18,712,599
		128,694,239
Finland: 1.6%
1,005,700	Metso OYJ	18,023,227

France: 9.4%
336,597	Bouygues SA	13,347,619
110,541	Eurazeo	10,399,606
644,759	Sanofi Synthelabo SA	54,387,711
113,008	Thomson*	3,048,096
101,232	Vinci SA	14,597,506
403,400	Vivendi Universal SA*	12,361,059
		108,141,597
Germany: 5.7%
107,400	Adidas-Salomon AG	17,049,542
470,300	Bayerische Motoren Werke (BMW) AG	21,375,637
145,700	Deutshce Boerse AG	10,958,311
624,900	TUI AG	16,506,600
		65,890,090

Masters' Select International Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2005 (Unaudited)

Shares	Value
Hong Kong: 3.9%
69,860,000	China Petroleum & Chemical Corp. - Class H	$28,439,337
158,386	CNOOC Limited	8,665,298
980,000	Hutchison Whampoa	8,324,518
		45,429,153
Japan: 13.8%
282,100	Asatsu-DK, Inc.	9,024,043
2,717,000	Bank of Fukuoka Ltd. (The)	17,053,308
2,126,000	Chiyoda Corp.	22,147,279
496,000	Fujisawa Pharmaceutical Company Limited	11,922,041
3,153,000	Furukawa Electric Co. Ltd.	14,438,079
390,600	Honda Motor Co. Ltd.	19,561,875
1,580	Mitsubishi Tokyo Financial Group, Inc.	13,703,894
96,500	Rohm Co. Ltd.	9,314,759
1,341,000	Tokuyama Corp.	9,642,443
666,800	Toyota Motor Corp.	24,812,609
152,500	Yamada Denki Co. Ltd.	7,993,005
		159,613,335
Mexico: 2.1%
155,056	America Movil S.A. de C.V.	8,000,890
4,607,400	Wal-mart de Mexico SA de CV	16,158,000
		24,158,890
Norway: 2.0%
139,000	Aker Kvaerner ASA	4,665,091
197,000	Petroleum Geo-Services ASA	12,959,505
899,600	SIEM Offshore	5,414,751
		23,039,347
Panama: 1.8%
1,003,700	Banco Latinoamericano de Exportacciones, SA - Class E	20,515,628

Singapore: 1.0%
7,935,000	CapitaLand Limited	11,294,518

South Africa: 1.0%
472,691	Sasol Limited	11,273,680

South Korea: 3.0%
8,618	NEPES Corp.	86,562
58,000	Samsung Electronics Co. Ltd. 144AGDR	14,355,000
117,600	SK Telecom	19,802,659
		34,244,221
Spain: 1.7%
247,300	Antena 3 de Television SA*	20,187,192

Masters' Select International Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2005 (Unaudited)

Shares	Value
Sweden: 1.7%
499,700	Capio AB	$7,567,408
2,284,500	Skandia Forsakrings AB	11,607,525
		19,174,933
Switzerland: 8.2%
503,000	Credit Suisse Group	21,605,228
51,800	Julius Baer Holding AG - Class B	17,970,765
145,383	Lonza Group AG	8,901,745
52,400	Nestle SA	14,343,706
114,200	Swiss Life Holding	17,175,374
174,688	UBS AG	14,758,250
		94,755,068
United Kingdom: 17.5%
7,649,200	Aegis Group Plc	14,734,418
12,664,040	ARM Holdings Plc*	25,171,621
6,283,778	Brit Insurance Holdings	9,612,197
1,941,408	Burberry Group Plc	15,013,693
1,581,400	Cadbury Schweppes Plc	15,843,238
1,327,600	Diageo Plc	18,703,500
1,049,893	Enterprise Inns Plc	15,286,788
1,180,600	Geest Plc	14,625,928
934,100	GlaxoSmithKline Plc	21,397,892
4,889,500	Kingfisher Plc	26,662,647
4,224,800	Tesco Plc	25,252,052
		202,303,974

Total Common Stocks
(cost $948,648,211)		1,091,085,430

PREFERED STOCK: 1.1%

Germany: 1.1%
112,979	Fresenius AG	13,009,685
	Total Prefered Stock
	(cost $8,553,798)	13,009,685

Principal Amount		Value
SHORT-TERM INVESTMENT: 4.5%

$51,378,000	State Street Bank & Trust, 1.500%, 04/01/2005	$51,378,000

Total Short-Term Investment
(cost $51,378,000)		51,378,000

Masters' Select International Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2005 (Unaudited)

Shares	Value

Total Investments in Securities
(cost $1,008,580,009+): 100.2%	1,155,473,115
Liabilities in excess of Other Assets: (0.2)%	(2,544,019)
Net Assets: 100.0%	$1,152,988,247

*	Non-income producing security.
+	At March 31, 2005, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:

	Cost of investments for tax purposes	$1,009,623,718
	Gross tax unrealized appreciation	$161,844,844
	Gross tax unrealized depreciation	(15,980,287)
	Net tax unrealized appreciation	$145,864,557

% of
Sector	Net Assets
Consumer Discretionary	22.4%
Finance	17.9%
Energy	16.4%
Healthcare & Pharmaceuticals	9.4%
Consumer Staples	9.1%
Industrials	8.1%
Technology	7.0%
Telecom	3.6%
Materials	1.6%
Cash and Other Assets	4.5%
Net Assets	100.0%

Masters' Select Value Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2005 (Unaudited)

Shares		Value
COMMON STOCKS: 88.5%

Consumer Discretionary: 37.1%
275,000	Amazon.Com, Inc.*	$9,424,250
153,000	Comcast Corp. - Special Class A*	5,110,200
513,000	DIRECTV Group, Inc. (The)*	7,397,460
190,000	Disney (Walt) Co.	5,458,700
275,000	Eastman Kodak Co.	8,951,250
220,000	Gap, Inc. (The)	4,804,800
223,000	General Motors Corp.	6,553,970
302,000	Home Depot, Inc. (The)	11,548,480
425,000	IAC/InterActiveCorp*	9,464,750
228,000	Koninklijk (Royal) Philips Electronics NV	6,274,560
430,000	Liberty Media Corp.*	4,459,100
202,320	Limited Brands	4,916,376
205,000	Mattel, Inc.	4,376,750
150,000	McDonald's Corp.	4,671,000
54,389	NTL, Inc.*	3,462,948
300,000	Time Warner, Inc.*	5,265,000
140,000	Viacom, Inc. - Class B*	4,876,200
160,000	Vivendi Universal SA	4,896,000
101,000	YUM! Brands, Inc.	5,232,810
		117,144,604
Consumer Staples: 6.6%
245,589	Imperial Tobacco Group Plc	6,442,108
497,700	KT&G Corp. 144A GDR	8,052,786
171,900	Orkla ASA - Class A	6,283,905
		20,778,799
Energy: 1.7%
306,200	Statoil ASA	5,210,683

Finance: 21.9%
170,000	Aon Corp.	3,882,800
3,767	Berkshire Hathaway, Inc. - Class B*	10,758,552
100,000	Capital One Financial Corp.	7,477,000
20,000	Fairfax Financial Holdings Ltd.	2,987,310
81,487	Hudson City Bancorp, Inc.	2,978,350
175,000	JPMorgan Chase & Co.	6,055,000
73,830	Leucadia National Corp.^	2,536,060
51,000	Moody's Corp.	4,123,860
600,000	Providian Financial Corp.*	10,296,000
300,000	UnumProvident Corp.	5,106,000
229,000	Washington Mutual, Inc.	9,045,500
6,500	White Mountains Insurance Group Ltd.	3,955,250
		69,201,682
Healthcare, Pharmaceuticals & Biotechnology: 1.7%
217,000	IMS Health, Inc.	5,292,630

Masters' Select Value Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2005 (Unaudited) - (Continued)
Shares/
Principal Amount		Value
Industrials: 8.3%
67,000	Dun & Bradstreet Corp.*	$4,117,150
44,000	FedEx Corp.	4,133,800
120,000	Republic Services, Inc.	4,017,600
250,000	Tyco International Ltd.	8,450,000
187,000	Waste Management, Inc.	5,394,950
		26,113,500
Materials: 6.6%
231,002	Anglo American Plc	5,474,901
103,000	Cemex SA de CV	3,733,750
95,194	Newmont Mining Corp.	4,021,946
85,200	Potlatch Corp.	4,010,364
51,400	Temple-Inland, Inc.	3,729,070
		20,970,031
Technology: 1.5%
25	Comdisco Holding Co., Inc.	456
3,650,000	Comdisco, Inc. Contingent Equity Distribution*++	0
124,000	First Data Corp.	4,874,440
		4,874,896
Telecommunications: 3.1%
1,400,000	Level 3 Communications, Inc.*	2,884,000
84,000	Telephone & Data Systems, Inc.	6,854,400
		9,738,400

TOTAL COMMON STOCKS
(cost $233,824,303)		279,325,225

PREFERRED STOCK: 0.0%

Telecommunications: 0.0%
54	PTV, Inc.	189

TOTAL PREFERRED STOCK
	(cost $0)	189

BONDS AND NOTES: 1.3%

Finance: 0.8%
$3,774,300	Armstrong Holdings Bank, 1.000%, 06/24/05	2,623,139

Industrials: 0.5%
2,386,700	Armstrong World Trade Claims	1,622,956

TOTAL BONDS AND NOTES
(cost $3,828,877)		4,246,095

Masters' Select Value Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2005 (Unaudited) - (Continued)

Principal Amount		Value
SHORT-TERM INVESTMENT: 11.6%

$36,617,000	State Street Bank & Trust Co., 1.500%, 03/31/05, due 04/01/05 [collateral: $31,525,000, US Treasury Bonds, 6.875%, due 08/15/25; US Treasury Bonds, 6.000%, due 02/15/26; value $37,359,696] (proceeds $36,618,526)	$36,617,000

TOTAL SHORT-TERM INVESTMENT
(cost $36,617,000)		36,617,000

TOTAL INVESTMENTS IN SECURITIES
(cost $274,270,180+): 101.4%		320,188,509
Liabilities in excess of Other Assets: (1.4)%		(4,366,691)
NET ASSETS: 100.0%		$315,821,818

*	Non-income producing security.
^	Board valued illiquid security.
++	Illiquid security.
+	At March 31, 2005, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:
	Cost of investments for tax purposes	$274,273,730
	Gross tax unrealized appreciation	$56,183,328
	Gross tax unrealized depreciation	(10,268,549)
	Net tax unrealized appreciation	$45,914,779

Masters' Select Smaller Companies Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2005 (Unaudited)

Shares		Value
COMMON STOCKS: 84.8%

Consumer Discretionary: 20.1%
35,500	American Greetings Corp. - Class A	$904,540
140,300	Big Lots, Inc.*	1,686,406
31,804	Bright Horizons Family Solutions, Inc.*	1,073,067
152,000	Brookstone, Inc.*	2,465,440
221,800	Charming Shoppes, Inc.*	1,803,234
145,000	Cox Radio, Inc. - Class A*	2,437,450
75,200	Foot Locker, Inc.	2,203,360
1,050,000	Homestore, Inc.*	2,331,000
57,700	Jarden Corp.*	2,647,276
85,700	Jo-Ann Stores, Inc.*	2,407,313
148,300	Journal Register Co.*	2,476,610
138,100	Libbey, Inc.	2,900,100
70,000	Men's Wearhouse, Inc. (The)*	2,954,700
59,000	Michaels Stores, Inc.	2,141,700
84,000	O'Charleys, Inc.*	1,826,160
137,100	Radio One, Inc. - Class D*	2,022,225
125,000	Stein Mart, Inc.*	2,812,500
427,000	Tweeter Home Entertainment Group, Inc.*	2,378,390
		39,471,471
Energy: 14.1%
170,429	Core Laboratories NV*	4,374,912
150,000	Edge Petroleum Corp.*	2,484,000
35,000	Houston Exploration Co. (The)*	1,993,250
120,000	Key Energy Services, Inc.*	1,376,400
104,301	National-Oilwell Varco, Inc.*	4,870,843
103,900	Patterson-UTI Energy, Inc.	2,599,578
114,800	Rowan Companies, Inc.	3,435,964
44,801	Southwestern Energy Co.*	2,542,905
37,295	Vintage Petroleum, Inc.	1,173,301
132,156	W&T Offshore, Inc.	2,743,558
		27,594,711
Finance: 8.1%
56,800	Greater Bay Bancorp	1,386,488
58,500	HCC Insurance Holdings, Inc.	2,115,360
92,400	Horace Mann Educators Corp.	1,639,176
165,200	Janus Capital Group, Inc.	2,304,540
6,405	Markel Corp.*	2,211,070
54,272	Vineyard National Bancorp	1,486,510
126,200	Waddell & Reed Financial, Inc. - Class A	2,491,188
52,100	Westcorp	2,201,225
		15,835,557

Masters' Select Smaller Companies Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2005 (Unaudited) - (Continued)

Shares		Value
Healthcare, Pharmaceuticals & Biotechnology: 11.3%
65,003	Advisory Board Co. (The)*	$2,840,631
41,300	Apria Healthcare Group, Inc.*	1,325,730
44,000	Cerner Corp.*	2,310,440
425,000	Draxis Health, Inc.*	2,188,750
73,259	Foxhollow Technologies, Inc.*	2,065,904
116,600	IMS Health, Inc.	2,843,874
83,570	Psychiatric Solutions, Inc.*	3,844,220
36,000	Respironics, Inc.*	2,097,720
70,000	Serologicals Corp.*	1,710,800
67,500	VaxGen, Inc.*	842,400
		22,070,469
Industrials: 10.5%
65,000	Armor Holdings, Inc.*	2,410,850
95,000	Artesyn Technologies, Inc.*	827,450
40,601	Corporate Executive Board Co.	2,596,434
163,900	General Binding Corp.*	3,441,900
240,000	Global Power Equipment Group, Inc.*	2,299,200
110,000	Swift Transportation Co., Inc.*	2,435,400
131,700	Trinity Industries, Inc.	3,709,989
84,900	Valassis Communications, Inc.*	2,968,104
		20,689,327
Materials: 2.9%
121,616	Alpha Natural Resources, Inc.*	3,486,731
50,700	Arch Coal, Inc.	2,180,607
		5,667,338
Technology: 17.8%
62,221	3D Systems Corp.*	1,174,110
33,300	ADE Corp.	739,260
125,000	Aladdin Knowledge Systems*	2,841,250
197,200	Andrew Corp.*	2,309,212
442,000	Autobytel, Inc.*	2,227,680
169,000	Avnet, Inc.*	3,112,980
350,000	Embarcadero Technologies, Inc.*	2,306,500
150,000	Emulex Corp.*	2,826,000
41,769	Gen-Probe, Inc.*	1,861,227
402,993	Identix Inc.*	2,035,115
60,250	Infocrossing, Inc.*	954,360
81,400	Littelfuse, Inc.*	2,332,110
195,000	Magma Design Automation, Inc.*	2,314,650
120,000	Mantech International Corp. - Class A*	2,768,400
99,600	Maxtor Corp.*	529,872
325,000	Powerwave Technologies, Inc.*	2,515,500
320,000	Vasco Data Security International*	2,012,800
		34,861,026

TOTAL COMMON STOCKS
(cost $154,490,625)		166,189,899

Masters' Select Smaller Companies Fund
SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2005 (Unaudited) - (Continued)

Principal Amount		Value
SHORT-TERM INVESTMENT: 18.8%

Repurchase Agreement: 18.8%
$36,884,000	State Street Bank & Trust, 1.500%, 03/31/05, due 04/01/05 [collateral:$31,170,000, U.S. Treasury Bonds, 6.875%, due 08/15/25; U.S. Treasury Bonds, 6.000%, due 02/15/26; value $37,663,662] (proceeds $36,885,537)	$36,884,000

TOTAL SHORT-TERM INVESTMENT
(cost $36,884,000)		36,884,000

TOTAL INVESTMENTS IN SECURITIES
(cost $191,374,625+): 103.6%	203,073,899
Liabilities in excess of Other Assets: (3.6)%	(7,125,227)
NET ASSETS: 100.0%	$195,948,672

*	Non-income producing security.
+	At March 31, 2005, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:
	Cost of investments for tax purposes	$191,735,958
	Gross unrealized appreciation	$16,880,728
	Gross unrealized depreciation	(5,542,787)
	Net unrealized appreciation	$11,337,941

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Masters’ Select Funds Trust

By (Signature and Title) /S/ KENNETH E. GREGORY
Kenneth E. Gregory, President

Date  05/25/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /S/ KENNETH E. GREGORY
Kenneth E. Gregory, President

Date  05/25/2005

By (Signature and Title)* /S/ JOHN COUGHLAN
John Coughlan, Treasurer

Date  05/25/2005

* Print the name and title of each signing officer under his or her signature.